Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Effective tax rate	(0.10%)	3.07%	(2.71%)
Statutory tax rate	21.00%	(26.69%)	(25.27%)
Income tax payable		$ 299,018	$ 833,044
Deferred tax asset		0	$ 215,937
Net operating loss		$ 6,800,000
Previously Reported [Member]
Income Taxes (Details) [Line Items]
Effective tax rate		13.90%